UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-08558
Investment Company Act File Number

Multi-Cap Growth Portfolio
(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)

(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)

August 31
Date of Fiscal Year End

May 31, 2009
Date of Reporting Period

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Signatures
EX-99.CERT Section 302 Certification

Item 1. Schedule of Investments

Multi-Cap Growth Portfolio	as of May 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 94.7%

Security	Shares	Value
Auto Components — 1.0%
Goodyear Tire & Rubber Co. (The)(1)(2)	134,000	$1,534,300

		$1,534,300

Automobiles — 1.9%
Harley-Davidson, Inc.(2)	174,000	$2,952,780

		$2,952,780

Biotechnology — 1.0%
Biogen Idec, Inc.(1)(2)	9,830	$509,095
Genzyme Corp.(1)	19,191	1,134,956

		$1,644,051

Building Products — 1.6%
Owens Corning(1)(2)	155,000	$2,159,150
USG Corp.(1)(2)	30,000	360,000

		$2,519,150

Capital Markets — 1.2%
Aberdeen Asset Management PLC	110,825	$233,592
Affiliated Managers Group, Inc.(1)(2)	29,680	1,665,345

		$1,898,937

Chemicals — 1.9%
Celanese Corp.(2)	92,000	$1,886,920
CF Industries Holdings, Inc.	14,000	1,086,960

		$2,973,880

Commercial Banks — 3.2%
First Horizon National Corp.(1)(2)	102	$1,238
SVB Financial Group(1)(2)	16,628	448,125
Wells Fargo & Co.(2)	177,000	4,513,500

		$4,962,863

Commercial Services & Supplies — 1.9%
Copart, Inc.(1)(2)	42,000	$1,288,980
RR Donnelley & Sons Co.(2)	125,000	1,685,000

		$2,973,980

Communications Equipment — 3.2%
Brocade Communications Systems, Inc.(1)(2)	518,000	$3,802,120
Research In Motion, Ltd.(1)(2)	15,600	1,226,784

		$5,028,904

Construction & Engineering — 1.4%
Granite Construction, Inc.(2)	58,000	$2,119,900
Perini Corp.(1)(2)	4,223	87,205

		$2,207,105

Security	Shares	Value
Consumer Finance — 3.3%
Discover Financial Services(2)	341,000	$3,259,960
SLM Corp.(1)(2)	283,531	1,874,140

		$5,134,100

Diversified Consumer Services — 1.2%
Corinthian Colleges, Inc.(1)(2)	126,000	$1,937,880

		$1,937,880

Diversified Financial Services — 1.8%
JPMorgan Chase & Co.(2)	77,000	$2,841,300

		$2,841,300

Electrical Equipment — 4.0%
First Solar, Inc.(1)(2)	8,300	$1,577,000
GrafTech International, Ltd.(1)(2)	311,000	3,162,870
JA Solar Holdings Co., Ltd. ADR(1)	352,000	1,488,960

		$6,228,830

Electronic Equipment, Instruments & Components — 0.1%
Itron, Inc.(1)(2)	4,000	$233,360

		$233,360

Energy Equipment & Services — 4.9%
Complete Production Services, Inc.(1)(2)	225,000	$1,593,000
Nabors Industries, Ltd.(1)(2)	60,000	1,072,800
Patterson-UTI Energy, Inc.(2)	75,000	1,075,500
Pride International, Inc.(1)(2)	98,559	2,387,099
Transocean, Ltd.(1)(2)	20,000	1,589,600

		$7,717,999

Health Care Equipment & Supplies — 0.5%
Cooper Cos., Inc. (The)(2)	166	$4,401
Masimo Corp.(1)(2)	34,000	813,960

		$818,361

Health Care Providers & Services — 1.0%
Express Scripts, Inc.(1)	15,000	$960,750
Health Management Associates, Inc.(1)(2)	100,000	581,000

		$1,541,750

Hotels, Restaurants & Leisure — 2.2%
Scientific Games Corp., Class A(1)(2)	193,000	$3,441,190

		$3,441,190

Household Durables — 2.3%
Mohawk Industries, Inc.(1)(2)	18,500	$707,995
Tempur-Pedic International, Inc.	136,000	1,500,080
Whirlpool Corp.(2)	31,600	1,331,624

		$3,539,699

Security	Shares	Value
Insurance — 4.1%
Allied World Assurance Holdings, Ltd.(2)	72,000	$2,718,000
Fairfax Financial Holdings, Ltd.	3,300	858,000
Fidelity National Financial, Inc., Class A	96,100	1,339,634
MetLife, Inc.(2)	49,000	1,543,500

		$6,459,134

Internet & Catalog Retail — 2.0%
Priceline.com, Inc.(1)(2)	28,415	$3,128,776

		$3,128,776

Internet Software & Services — 3.0%
Akamai Technologies, Inc.(1)(2)	78,000	$1,736,280
Equinix, Inc.(1)(2)	39,600	2,946,240

		$4,682,520

IT Services — 2.5%
Euronet Worldwide, Inc.(1)	74,000	$1,181,040
MasterCard, Inc., Class A(2)	13,700	2,415,721
Wright Express Corp.(1)	11,000	273,570

		$3,870,331

Media — 2.9%
Arbitron, Inc.(2)	34,120	$679,329
Liberty Entertainment, Series A(1)	157,000	3,793,120

		$4,472,449

Metals & Mining — 1.8%
Gammon Gold, Inc.(1)(2)	334,000	$2,752,160

		$2,752,160

Multiline Retail — 1.0%
Big Lots, Inc.(1)(2)	67,000	$1,541,670

		$1,541,670

Oil, Gas & Consumable Fuels — 11.4%
Brigham Exploration Co.(1)(2)	432,509	$1,461,880
Chesapeake Energy Corp.(2)	74,000	1,676,840
Enbridge Energy Management, LLC(1)(2)	15,935	610,311
Enbridge Energy Partners, LP(2)	27,500	1,109,625
Goodrich Petroleum Corp.(1)(2)	29,612	791,233
Hess Corp.	14,000	932,260
Newfield Exploration Co.(1)(2)	50,000	1,806,000
Paladin Energy, Ltd.(1)	940,000	3,848,683
Petrohawk Energy Corp.(1)(2)	97,500	2,457,000
Plains Exploration & Production Co.(1)(2)	34,000	961,520
Walter Industries, Inc.(2)	65,000	2,121,600

		$17,776,952

Security	Shares	Value
Pharmaceuticals — 0.3%
Perrigo Co.(2)	16,800	$451,248

		$451,248

Professional Services — 0.9%
Equifax, Inc.	50,000	$1,361,000

		$1,361,000

Real Estate Investment Trusts (REITs) — 2.8%
Annaly Capital Management, Inc.(2)	85,084	$1,186,071
Chimera Investment Corp.(2)	184,668	644,491
Host Hotels & Resorts, Inc.(2)	269,000	2,523,220

		$4,353,782

Road & Rail — 0.5%
Kansas City Southern(1)(2)	48,000	$791,520

		$791,520

Semiconductors & Semiconductor Equipment — 7.0%
Atheros Communications, Inc.(1)(2)	96,700	$1,620,692
Nvidia Corp.(1)(2)	264,000	2,753,520
ON Semiconductor Corp.(1)(2)	506,277	3,467,997
Renesola, Ltd. ADR(1)(2)	163,000	691,120
Tessera Technologies, Inc.(1)	71,000	1,670,630
Varian Semiconductor Equipment Associates, Inc.(1)(2)	31,000	729,120

		$10,933,079

Software — 1.7%
Check Point Software Technologies, Ltd.(1)(2)	98,900	$2,309,315
Rosetta Stone, Inc.(1)(2)	16,756	403,987

		$2,713,302

Specialty Retail — 5.0%
Advance Auto Parts, Inc.(2)	82,298	$3,505,072
Best Buy Co., Inc.(2)	80,500	2,825,550
Childrens Place Retail Stores, Inc. (The)(1)(2)	14,000	502,740
Gap, Inc. (The)(2)	45,000	803,250
Hibbett Sports, Inc.(1)(2)	8,025	144,691

		$7,781,303

Textiles, Apparel & Luxury Goods — 5.0%
Gildan Activewear, Inc.(1)	293,800	$4,833,010
Hanesbrands, Inc.(1)(2)	182,000	3,075,800

		$7,908,810

Trading Companies & Distributors — 0.6%
WESCO International, Inc.(1)(2)	34,000	$908,820

		$908,820

Security	Shares	Value
Wireless Telecommunication Services — 2.6%
Crown Castle International Corp.(1)(2)	166,000	$4,027,160

		$4,027,160

Total Common Stocks (identified cost $113,741,345)		$148,044,435

Investment Funds — 0.0%

Security	Shares	Value
Capital Markets — 0.0%
iShares Russell 2000 Index Fund(2)	100	$5,027
MidCap SPDR Trust, Series 1	100	10,461
SPDR Trust, Series 1(2)	100	9,241

Total Investment Funds (identified cost $22,356)		$24,729

Short-Term Investments — 30.6%

	Interest
Description	(000’s Omitted)	Value
Cash Management Portfolio, 0.03%(3)	$3,512	$3,512,077
Eaton Vance Cash Collateral Fund, LLC, 0.38%(3)(4)	44,267	44,266,697

Total Short-Term Investments (identified cost $47,817,712)		$47,778,774

Total Investments — 125.3% (identified cost $161,581,413)		$195,847,938

Other Assets, Less Liabilities — (25.3)%		$(39,545,231)

Net Assets — 100.0%		$156,302,707

ADR	-	American Depository Receipt

(1)		Non-income producing security.

(2)		All or a portion of this security was on loan at May 31, 2009.

(3)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of May 31, 2009. At May 31, 2009, Eaton Vance Cash Collateral Fund, LLC valued its investments based on amortized cost. For the fiscal year to date ended May 31, 2009, the total of securities lending income earned (excluding loan rebate fees) and interest income allocated from the investment in Eaton Vance Cash Collateral Fund, LLC was $591,374, and net income allocated from the investment in Cash Management Portfolio was $45,952.

(4)		The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan at May 31, 2009. At May 31, 2009, the Portfolio loaned securities having a market value of $44,131,583 and received $44,266,697 of cash collateral for the loans. Other Assets, Less Liabilities includes an equal and offsetting liability of $44,266,697 to repay collateral amounts upon the return of loaned securities.

The Portfolio did not have any open financial instruments at May 31, 2009.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at May 31, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$163,841,563

Gross unrealized appreciation	$33,810,411
Gross unrealized depreciation	(1,804,036)

Net unrealized appreciation	$32,006,375

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective September 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2009, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

		Investments in
	Valuation Inputs	Securities
Level 1	Quoted Prices	$195,614,346
Level 2	Other Significant Observable Inputs	233,592
Level 3	Significant Unobservable Inputs	—

Total		$195,847,938

The Portfolio held no investments or other financial instruments as of August 31, 2008 whose fair value was determined using Level 3 inputs.

For information on the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Multi-Cap Growth Portfolio

By:	/s/ Duncan W. Richardson

Duncan W. Richardson
President

Date:	July 24, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson

Duncan W. Richardson
President

Date:	July 24, 2009

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	July 24, 2009